Provisions - Schedule of insurance contracts linked to pensions (Details) - Spain - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of insurance contracts linked to pensions at beginning of year	€ 93	€ 104	€ 149
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	3	4	4
Benefits paid	(13)	(15)	(16)
Paid premiums	0	0	0
Actuarial gains/(losses)	(2)	0	(33)
Fair value of insurance contracts linked to pensions at end of year	81	93	104
Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Fair value of insurance contracts linked to pensions at beginning of year	0	0	0
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	0	0	0
Benefits paid	0	0	0
Paid premiums	0	0	0
Actuarial gains/(losses)	0	0	0
Fair value of insurance contracts linked to pensions at end of year	€ 0	€ 0	€ 0